UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 February 9,2010
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	33
					---------------------
						158897
					---------------------
					(thousands)


List of Other Included Managers:   NONE


NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN PUT_CALL  INV_   VOTING AUTHORITY																DISC	SOLE	NONE
1/100 Berkshire Htwy Cla     	Com	84990175	297	300	SH		SOLE	300	0
A F L A C Inc                	Com	1055102		3106	67177	SH		SOLE	65147	2030
A T & T Inc New              	Com	00206R102 	5892	210232	SH		SOLE	201679	8553
Abbott Laboratories          	Com	2824100		4398	81474	SH		SOLE	78795	2679
Accenture Ltd Cl A           	Com	G1150G111 	6383	153825	SH		SOLE	148176	5649
Amgen Incorporated           	Com	31162100	4034	71325	SH		SOLE	68935	2390
Bank Of New York Co New      	Com	64058100	3837	137191	SH		SOLE	131958	5233
Berkshire Hathaway Cl B      	Com	84670207	5099	1552	SH		SOLE	1484	68
Bristol-Myers Squibb Co      	Com	110122108	4155	164585	SH		SOLE	159335	5250
Cabelas Inc                  	Com	126804301	1401	98287	SH		SOLE	96076	2211
Chevron Corporation          	Com	166764100	2660	34553	SH		SOLE	33243	1310
Comcast Cp New Cl A Spl      	Com	20030N200 	1084	67722	SH		SOLE	65881	1841
Disney Walt Co               	Com	254687106	6952	215570	SH		SOLE	207826	7744
Ebay Inc                     	Com	278642103	6707	285081	SH		SOLE	273407	11674
Franklin Resources Inc       	Com	354613101	6859	65113	SH		SOLE	62947	2166
Gannett Co Inc Del           	Com	364730101	706	47574	SH		SOLE	46233	1341
Goldman Sachs Group Inc      	Com	38141G104 	2607	15444	SH		SOLE	15014	430
Home Depot Inc               	Com	437076102	5264	181967	SH		SOLE	175745	6222
Legg Mason Inc               	Com	524901105	1012	33569	SH		SOLE	32501	1068
Mc Donalds Corp              	Com	580135101	3770	60391	SH		SOLE	58407	1984
Merck & Co Inc               	Com	589331107	8840	241929	SH		SOLE	233474	8455
Microsoft Corp               	Com	594918104	10091	331077	SH		SOLE	319710	11367
Mylan Laboratories Inc       	Com	628530107	1108	60127	SH		SOLE	58142	1985
Nordstrom Inc                	Com	655664100	5458	145240	SH		SOLE	139768	5472
Paccar Inc                   	Com	693718108	3384	93326	SH		SOLE	90153	3173
Pfizer Incorporated          	Com	717081103	6212	341559	SH		SOLE	327766	13793
Smead Value Fd               	Com	89833W774 	19619	1061656	SH		SOLE	1061656	0
Smead Value Fd Inst Cl       	Com	89833W568 	1502	81337	SH		SOLE	81337	0
Starbucks Corp               	Com	855244109	7241	314026	SH		SOLE	303297	10729
Verizon Communications       	Com	92343V104 	5827	175913	SH		SOLE	169342	6571
Wal-Mart Stores Inc          	Com	931142103	6332	118470	SH		SOLE	114177	4293
Walgreen Company             	Com	931422109	3929	106999	SH		SOLE	103388	3611
Wells Fargo & Co New         	Com	949746101	3131	116038	SH		SOLE	112146	3892
							158897

